Notes Payable (Details Narrative) 10Q - USD ($)				6 Months Ended		12 Months Ended
	Jan. 29, 2018	Mar. 20, 2017	Mar. 21, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Payment advanced by related party							$ 10,000
Notes payable				$ 845,000		125,000	226,300
Conversion of note payable to common stock	$ 125,000			$ 2,277,299	$ 110,880	$ 181,845
Number of common stock shares issued upon conversion	1,250,000					1,026,195
DelMorgan Group LLC [Member]
Payment advanced by related party			$ 125,000
Interest rate			12.00%
Third - Party Lender [Member] | Extension Agreement [Member]
Maturity date		Mar. 21, 2018